Certain Relationships and Related Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Certain Relationships and Related Transactions

Royalty Agreement

On August 4, 2011, with an effective date of July 1, 2011, we entered into an agreement (the “Royalty Agreement”) with Borinquen Container Corp., a corporation organized under the laws of the Commonwealth of Puerto Rico (“Borinquen”), to purchase Borinquen’s wholly-owned subsidiary, International Surveillance Services Corporation, a Puerto Rico corporation (“ISS”), in consideration of 310,000 shares of our common stock, valued at the market price on the date of the Royalty Agreement at $16.40 per share, or $5,084,000.  We also agreed to pay to Borinquen quarterly royalty payments in an amount equal to 20% of our net revenues from the sale or lease of our monitoring devices and monitoring services within a territory comprised of South and Central America, the Caribbean, Spain and Portugal, for a term of 20 years.  On February 1, 2013, we redeemed and terminated this royalty obligation for a total cost of $13.0 million using the proceeds of a $16.7 million loan from a related party, Sapinda Asia Limited (“Sapinda Asia”). Sapinda Asia owned approximately 44.8% of our issued and outstanding shares of common stock at December 31, 2014. In addition to the $13.0 million used to terminate the Royalty Agreement, we used the remaining $3.7 million as operating capital during the 2013 fiscal year. On September 30, 2013, Sapinda Asia converted all outstanding principal and interest under the loan, totaling $17,576,627, into 3,905,917 shares of common stock at a rate of $4.50 per share.

Revolving Loan Agreement

On February 1, 2013, the Company entered into a revolving loan agreement with Sapinda Asia (the “Revolving Loan”).  Under this arrangement, the Company may borrow up to $1,200,000 at an interest rate of 3% per annum for unused funds and 10% per annum for borrowed funds. On October 24, 2013, the Company drew down the full $1,200,000 for use in a performance bond as required under a contract with an international customer. The loan initially matured in June 2014. However, the maturity date of the note was extended and now matures in December 2015. As of December 31, 2014, the Company owed $1,200,000 of principal and $158,514 of accrued interest on the note.

Related-Party Promissory Note

On November 19, 2013, the Company borrowed $1,500,000 from Sapinda Asia Ltd.  The unsecured note bears interest at a rate of 8% per annum and initially matured on November 18, 2014. However, the maturity date of the note was extended to November 19, 2015. As of December 31, 2014, the Company owed $1,500,000 of principal and $133,808 of accrued interest on the note.

Related-Party Service Agreement

During the fiscal year ended September 30, 2013, the Company entered into an agreement with Paranet Solutions, LLC to provide the following primary services:  (i) procurement of hardware and software necessary to ensure that vital databases are available in the event of a disaster (backup and disaster recovery system); and (ii) providing the security of all data and the integrity of such data against all loss of data, misappropriation of data by Paranet, its employees and affiliates.  David S. Boone, a director and member of the Company’s Executive Committee, was the Chief Executive Officer of Paranet until August 2014.

As consideration for these services, the Company agreed to pay Paranet $4,500 per month, and during the three months ended December 31, 2014 the Company paid $60,612 to Paranet. The arrangement can be terminated by either party for any reason upon ninety (90) days written notice to the other party.

Facility Agreement

On January 3, 2014, we entered into an unsecured Facility Agreement with Tetra House Pte. Ltd., a related-party entity, controlled by our Chairman, Guy Dubois.  Under this agreement, we may borrow up to $25,000,000 for working capital and acquisitions purposes. The loan bears interest at a rate of 8% per annum, payable in arrears semi-annually, with all principal and accrued and unpaid interest due on January 3, 2016. In addition, we agreed to pay Tetra House an arrangement fee equal to 3% of the aggregate maximum amount under the loan. On January 14, 2014 Tetra House assigned the Facility Agreement to Conrent Invest S.A.  Since January 3, 2014, we have borrowed $25,000,000 under the Facility Agreement. The borrowed funds have been used for acquisitions and for general corporate purposes.

Additional Related-Party Transactions and Summary of All Related-Party Obligations

	December 31, 2014	Sept. 30, 2014

Loan from a significant shareholder with an interest rate of 8% per annum. Principal and interest due at maturity on December 30, 2015.	$1,200,000	$1,200,000
Promissory note with a significant shareholder with an interest rate of 8% per annum. Principal and interest due at maturity on November 19, 2015.	1,500,000	1,500,000
Total related-party debt obligations	2,700,000	2,700,000
Less current portion	(2,700,000)	-
Long-term debt, net of current portion	$-	$2,700,000

Each of the foregoing related-party transactions was reviewed and approved by disinterested and independent members of the Company's Board of Directors.

The Company entered into certain transactions with related parties during the fiscal years ended September 30, 2014 and 2013. These transactions consist mainly of financing transactions and service agreements.  Transactions with related parties are reviewed and approved by the independent and disinterested members of the Board of Directors.

Royalty Agreement

On August 4, 2011, with an effective date of July 1, 2011, we entered into an agreement (the “Royalty Agreement”) with Borinquen Container Corp., a corporation organized under the laws of the Commonwealth of Puerto Rico (“Borinquen”) to purchase Borinquen’s wholly-owned subsidiary, International Surveillance Services Corporation, a Puerto Rico corporation (“ISS”) in consideration of 310,000 shares of our Common Stock, valued at the market price on the date of the Royalty Agreement at $16.40 per share, or $5,084,000.  We also agreed to pay to Borinquen quarterly royalty payments in an amount equal to 20% of our net revenues from the sale or lease of our monitoring devices and monitoring services within a territory comprised of South and Central America, the Caribbean, Spain and Portugal, for a term of 20 years.  On February 1, 2013, we redeemed and terminated this royalty obligation in February 2013 for a total cost of $13.0 million using the proceeds of a $16.7 million loan from a related party, Sapinda Asia Limited (“Sapinda Asia”). In addition to the $13.0 million used to terminate the Royalty Agreement, we used the remaining $3.7 million as operating capital during the 2013 fiscal year. During the fiscal year ended September 30, 2013, the Company recorded a debt discount of $14,296,296 which was recorded as interest expense to account for a beneficial conversion feature in connection with the Loan. Additionally, $605,281 of interest expense was recorded during the fiscal year ended 2013 to record accretion of debt discount. On September 30, 2013, Sapinda Asia converted all outstanding principal and interest in connection with the Loan in the amount of $17,576,627 into 3,905,917 shares of Common Stock at a rate of $4.50 per share.

Revolving Loan Agreement

On February 1, 2013, the Company entered into a revolving loan agreement with Sapinda Asia (the “Revolving Loan”).  Under this arrangement, the Company may borrow up to $1,200,000 at an interest rate of 3% per annum for unused funds and 10% per annum for borrowed funds. As of September 30, 2013, no advances have been made under this loan and the Company had accrued $23,868 in interest liability on the Revolving Loan.  On October 24, 2013, the Company drew down the full $1,200,000 for use in a performance bond as required under a contract with an international customer.The loan initially matured in June 2014; however, the note was extended and now matures in December 2015.

Related-Party Promissory Note

On November 19, 2013, the Company borrowed $1,500,000 from Sapinda Asia, a significant shareholder.  The unsecured note bears interest at a rate of 8% per annum and initially matured on November 18, 2014. The note initially matured in November 2014. However, the maturity date of the note was subsequently extended to November 2015.  As of September 30, 2014, the Company owed $1,500,000 of principal and $43,726 of accrued interest on the note.

Related-Party Service Agreement

During the fiscal year ended September 30, 2013, the Company entered into an agreement with Paranet Solutions, LLC to provide the following primary services:  (i) procurement of hardware and software necessary to ensure that vital databases are available in the event of a disaster (backup and disaster recovery system); and (ii) providing the security of all data and the integrity of such data against all loss of data, misappropriation of data by Paranet, its employees and affiliates.  David S. Boone, a director and member of the Company’s Executive Committee, was the Chief Executive Officer of Paranet until August 2014.

As consideration for these services, the Company agreed to pay Paranet $4,500 per month.  The arrangement can be terminated by either party for any reason upon ninety (90) days written notice to the other party. During the years ended September 30, 2014 and 2013, the Company paid Paranet $461,223 and $8,552, respectively.

Related-Party Loan

During the fiscal year ended 2012, the Company borrowed $500,000 from a former officer. During the fiscal year ended September 30, 2013, the Company established terms for this loan which created a debt discount of $500,000 which was immediately recorded as interest expense to account for a beneficial conversion feature to reflect an adjustment in the conversion rate from $11.00 to $4.50 to equal the conversion rate of the Loan to redeem the royalty. During fiscal year 2013, this debt was converted into 111,112 shares of Common Stock.

Related-Party Convertible Debenture #1

During the fiscal year ended 2012, the Company borrowed $500,000 from a director with an interest rate of 8% per annum. The debenture was to mature on December 17, 2012 and secured by the domestic patents of the Company. During the fiscal year ended September 30, 2013, the debenture was convertible at $4.50 which created a beneficial conversion feature discount of $110,556 which was to be amortized over the term of the loan, but was accelerated upon the conversion of the debenture into 117,784 shares of Common Stock.

Related-Party Convertible Debenture #2

During the fiscal year ended 2012, the Company borrowed $2,000,000 from a significant shareholder with an interest rate of 8 percent per annum. The debenture was to mature on December 17, 2012 and secured by the domestic patents of the Company. During the fiscal year ended September 30, 2013, the debenture was convertible at $4.50 which created a beneficial conversion feature discount of $442,222, which was to be amortized over the term of the loan, but was accelerated upon the conversion of the debenture into 472,548 shares of Common Stock.

Facility Agreement

On January 3, 2014, we entered into an unsecured Facility Agreement with Tetra House Pte. Ltd., a related-party entity, controlled by our Chairman, Guy Dubois.  Under this agreement, we may borrow up to $25,000,000 for working capital and acquisitions purposes. The loan bears interest at a rate of 8% per annum, payable in arrears semi-annually, with all principal and accrued and unpaid interest due on January 3, 2016. In addition, we agreed to pay Tetra House an arrangement fee equal to 3% of the aggregate maximum amount under the loan. On January 14, 2014 Tetra House assigned the Facility Agreement to Conrent Invest S.A.  Since January 3, 2014, we have borrowed $25,000,000 under the Facility Agreement. The borrowed funds have been used for acquisitions and for general corporate purposes. The Facility Agreement was reviewed and approved by disinterested and independent members of the Board of Directors, David S. Boone, Winfried Kunz, Dan L. Mabey and George F. Schmitt.

Additional Related-Party Transactions and Summary of All Related-Party Obligations

	2014	2013
Loan from a significant shareholder with an interest rate of 8% per annum.
Principal and interest due at maturity on December 30, 2015.	$1,200,000	$-
Promissory note with a significant shareholder with an interest rate of 8% per
annum. Principal and interest due at maturity on November 19, 2015.	1,500,000	-
Convertible debenture of $16,700,000 from a significant shareholder with an interest rate of 8% per annum. On September 30, 2013, $16,640,000 plus accrued interest of
$936,627 was converted into 3,905,917 shares of Common Stock and in October 2013, the
Company paid $60,000 in cash to pay off the debenture.	-	60,000

Total related-party debt obligations	2,700,000	60,000
Less current portion	-	(60,000)
Long-term debt, net of current portion	$2,700,000	$-